Other Amounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Amounts Payable [Abstract]
Schedule of Other Amounts Payable
	12/31/2025	12/31/2024
Dividends payable	385	735
Lease liabilities (1)	32,568	29,441
Provision payable for expenses on personnel	3,859	42,998
Provision for contingency (Note 19.b)	558	1,368
Provision for surety bonds provided(2)	197	532
Future year earnings	2,419	1,772
Other	2,705	385
Total	42,691	77,231

(1)	The Group leases floors of a commercial building for a period of 10 years. As of December 31, 2025, and 2024, the non-cancelable minimum lease amounts are presented between 1 and 10 years.
(2)	Refers to commissions on endorsements and sureties currently found in the credit portfolio of BR Partners Banco de Investimento S.A. Note 19.a.